COMMITMENTS	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
COMMITMENTS

NOTE 10 – COMMITMENTS

Cust2Mate leases office space with the lease expiring on March 31, 2029. Lease payments are approximately $74 per month ($887 annually). Cust2Mate also leases two warehouses, with the leases expiring on December 31, 2027 and March 31, 2029. Lease payments are approximately $25 per month ($297 annually). Isramat leases its factory space with the lease expiring on March 31, 2027. Lease payments are approximately $20 per month ($245 annually).